Employee Benefits - Summary of Movement in Reserve for Employee Termination Benefits (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Employee termination benefits,beginning balance	₺ 149,449	₺ 120,755
Service cost	26,971	32,696
Remeasurements	(12,699)	3,738
Interest expense	16,957	13,877
Benefit payments	(20,065)	(21,617)
Employee termination benefits,ending balance	₺ 160,613	₺ 149,449